UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (1,740,418)	$ (4,079)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	182,216	212,954
Loss from disposal of property and equipment		396
(Reversal of provision)/provision for expected credit losses of accounts receivable	(749,688)	398,378
Provision for doubtful accounts of prepayments	10,825	164,953
Provision for expected credit losses of other current assets	11,303	565
Changes in fair value of short-term investments	(201,733)	(542,128)
Changes in fair value of warrant liabilities		(830)
Share of equity loss in one equity investee	48,047		$ 9,214
Impairment of long-term investments	27,541
Changes in operating assets and liabilities:
Other current assets	91,394	201
Accounts payable	1,058,410	(1,456,524)
Advance from advertisers	61,513	78,650
Advertiser deposits	(16,632)	(154,959)
Income tax payable	5,685
Accrued expenses and other liabilities	139,226	(260,732)
Due to related parties	(8,492)
Net Cash (Used in) Provided by Operating Activities	(1,274,344)	2,639,003
Cash Flows from Investing Activities:
Purchases of property and equipment		(7,185)
Purchases of intangible assets	(5,789)	(23,052)
Purchases of short-term investments	(277,200)	(758,156)
Redemption of short-term investments	1,197,258	290,379
Purchase of long-term investments		(4,907,409)
Loans made to related parties		(127)
Repayment of loans from related parties	1,386
Net Cash Provided by (Used in) Investing Activities	915,655	(5,405,550)
Cash Flows from Financing Activities:
Repayment of bank borrowings		(26,635)
Net Cash Used in Financing Activities		(26,635)
Effect of exchange rate changes on cash and cash equivalents	(67,543)	(168,963)
Net decrease in cash and cash equivalents	(426,232)	(2,962,145)
Cash and cash equivalents at beginning of period	3,316,062	6,679,077	6,679,077
Cash and cash equivalents at end of period	2,889,830	3,716,932	$ 3,316,062
Supplemental Cash Flow Information
Cash paid for interest expense	39,314	26,341
Non-related party
Changes in operating assets and liabilities:
Accounts receivable	(797,478)	1,838,169
Prepayments	209,301	(146,446)
Media deposits	187,927	278,975
Related Party
Changes in operating assets and liabilities:
Accounts receivable	(5,539)
Prepayments	$ 212,248	2,339,321
Media deposits		$ (107,861)